UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2011

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	460 Park Avenue, 22nd Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     November 8, 2011

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 20
Form 13F Information Table Total Value: $ 199,886 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Cadiz Inc                    Common     127537207   $12,790   1,617,000    SH    SOLE  N/A   1,103,992  N/A    513,008
Compass Diversified Holdings Common     20451Q104   $11,155     915,860    SH    SOLE  N/A     765,000  N/A    150,860
Compugen Ltd                 Common     M25722105   $   200      50,000    SH    SOLE  N/A         -    N/A     50,000
Durect Corporation           Common     266605104   $ 8,025   4,984,711    SH    SOLE  N/A   4,245,101  N/A    739,610
Fxcm Inc                     Common     302693106   $16,975   1,210,740    SH    SOLE  N/A     979,490  N/A    231,250
General Cable Corp           Common     369300108   $ 7,509     321,575    SH    SOLE  N/A     266,600  N/A     54,975
General Electric Co          Common     369604103   $   276      18,120    SH    SOLE  N/A         -    N/A     18,120
Global Power Equipment Group Common     37941P306   $21,951     943,318    SH    SOLE  N/A     770,463  N/A    172,855
Heska Corp                   Common     42805E306   $ 4,335     505,200    SH    SOLE  N/A     487,500  N/A     17,700
Horsehead Holding Corp       Common     440694305   $16,073   2,166,130    SH    SOLE  N/A   1,805,100  N/A    361,030
Libbey Inc                   Common     529898108   $17,826   1,691,285    SH    SOLE  N/A   1,292,600  N/A    398,685
Matrix Service Co            Common     576853105   $16,275   1,912,400    SH    SOLE  N/A   1,556,000  N/A    356,400
Metalico Inc                 Common     591176102   $14,668   3,760,950    SH    SOLE  N/A   2,558,000  N/A  1,202,950
Microsoft Corp               Common     594918104   $   299      12,000    SH    SOLE  N/A         -    N/A     12,000
Myr Group Inc                Common     55405W104   $ 9,623     545,500    SH    SOLE  N/A     471,800  N/A     73,700
Owens-Illinois Inc           Common     690768403   $ 9,692     640,995    SH    SOLE  N/A     468,000  N/A    172,995
Providence Service Corp      Common     743815102   $ 9,817     921,765    SH    SOLE  N/A     782,700  N/A    139,065
Rand Logistics Inc           Common     752182105   $11,503   1,852,313    SH    SOLE  N/A   1,389,048  N/A    463,265
Stealthgas Inc               Common     Y81669106   $ 7,449   1,900,300    SH    SOLE  N/A   1,564,000  N/A    336,300
Uranium Resources Inc        Common     916901507   $ 3,447   5,054,610    SH    SOLE  N/A   4,079,700  N/A    974,910